OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER CURRENT AND NON-CURRENT ASSETS

8.	OTHER CURRENT AND NON-CURRENT ASSETS

Other current and non-current assets are as follows:

					Consolidated
		Current		Non-current
		12/31/2024	12/31/2023	12/31/2024	12/31/2023
Judicial deposits	20			632,950	491,882
Derivative financial instruments	14	152,967	32,211
Dividends receivable	22.b	201,436	185,178
Prepaid expenses		327,403	337,107	9,770	44,027
Prepaid expenses with freight			79,449
Actuarial asset	22.b			47,708	39,530
Trading securities		2,947	7,198
Loans with related parties		5,315	5,316	1,903,028	1,659,412
Other receivables from related parties		1,831	8,309	1,792,579	1,792,579
Eletrobrás bonds and compulsory loans				51,012	62,913
Employee debts		92,628	61,332
Receivables by indemnity (1)	14.a		106,405	790,914	1,173,922
Other		71,536	104,557	4,409	46,226
		856,063	927,062	5,232,370	5,310,491
(1)	In The current balance as of December 31, 2023 was related to a foreign income tax credit that was received in the second quarter of 2024, Non-current assets are composed of net and certain credit, arising from the final and unappealable decision in favor of the Company, mainly due to losses and damages resulting from voltage sinking in the energy supply in the periods from January/1991 to June/2002. In September 2024, the Company carried out the assignment of credit rights for the amounts overpaid for rail freight from April 1994 to March 1996 to the company RFFSA and received R$ 442,246 in the operation, recording a discount of R$ 84,237. The Company has a purchase option, which can be exercised unilaterally according to the price agreed between the parties until December 31, 2025 or up to 5 days after settlement of the balance by the debtor.